As filed with the Securities and Exchange Commission on October 25, 2013

Registration No. 333-187913

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☐

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 146

SEPARATE ACCOUNT VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8330

Darin D. Smith, Esq.

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Title of Securities Being Registered:         Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on May 1, 2013 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Registrant is filing this post-effective amendment (the “Amendment”) for the sole purpose of adding a supplement to the prospectus dated May 1, 2013 for the Transamerica AxiomSM Variable Annuity policy included in the Registration Statement. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein. For avoidance of doubt, the Parts A and B included in the Initial Filing to the Registration Statement 333-187913 and 811-06032 are hereby incorporated by reference to the extent required by applicable law.

The Registration also incorporated by reference the Prospectus that was filed with the Commission on May 2, 2013, pursuant to Rule 497 under the Securities Act of 1933.

TRANSAMERICA AXIOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement Dated October 25, 2013

to the

Prospectus dated May 1, 2013

This supplement describes changes to the fees for certain riders under the Transamerica AxiomSM Variable Annuity.

Effective November 4, 2013, the fees for the riders shown in the table below are changed for new riders, rider step-ups and rider upgrades.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the GLOSSARY OF TERMS section in the prospectus:

Guaranteed Lifetime Withdrawal Benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the SUMMARY – EXPENSES section in the prospectus:

If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 1.25% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.

The Income LinkSM Rider is no longer available. If you previously elected the Income LinkSM Rider, and you step-up, there is an annual rider fee of 1.25% of the withdrawal base which is charged quarterly during the accumulation phase.

The following paragraph is hereby deleted from the SUMMARY – ADDITIONAL FEATURES section in the prospectus:

•	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit that uses a higher withdrawal percentage for a defined period of time and then resets to a lower percentage. This feature is called the “Income LinkSM Rider.” If you elect the Income LinkSM Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Appendix - Designated Investment Options”.) You may lose the benefit of this rider if you take any withdrawal that is not an Income LinkSM rider systematic withdrawal. There is an extra charge for this rider.

The following hereby amends, and to the extent inconsistent replaces, the corresponding ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES section in the prospectus:

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees: (You may only elect one of the optional riders listed below)

Living Benefits Rider (annual charge - a % of Principal Back Total Withdrawal Base)	1.25%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica AxiomSM Variable Annuity dated May 1, 2013

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees - No Longer Available

Income SelectSM for Life Rider - Single and Joint Life Option (annual charge - a % of Total Withdrawal Base)
Base Benefit (Single Life)	1.15%
Base Benefit (Joint Life)	1.35%
Additional Benefits available with Income SelectSM for Life Rider
Growth Benefit (Single Life)	0.25%
Growth Benefit (Joint Life)	0.50%
Death Benefit (Single Life)	0.25%
Death Benefit (Joint Life)	0.20%
Income EnhancementSM Benefit (Single Life)	0.10%
Income EnhancementSM (Joint Life)	0.20%
Total Income SelectSM for Life Rider (Single Life) Fees with Highest Combination of Benefits	1.75%
Total Income SelectSM for Life Rider (Joint Life) Fees with Highest Combination of Benefits	2.25%

Retirement Income ChoiceSM Rider - Single Life Option (annual charge - a % of Withdrawal Base)
Base Benefit (Maximum)	2.10%
Base Benefit (Current)	1.35%
Additional Benefits available with the Retirement Income ChoiceSM Rider:
Death Benefit	0.25%
Income EnhancementSM Benefit	0.15%
Maximum Total Retirement Income ChoiceSM Rider Fees (Single Life) with Highest Combination of Benefits	2.50%
Current Total Retirement Income ChoiceSM Rider Fees (Single Life) with Highest Combination of Benefits	1.75%

Retirement Income ChoiceSM Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	2.40%
Base Benefit (Current)	1.65%
Additional Benefits available with the Retirement Income ChoiceSM Rider:
Death Benefit	0.20%
Income EnhancementSM Benefit	0.30%
Maximum Total Retirement Income ChoiceSM Rider Fees (Joint Life) with Highest Combination of Benefits	2.90%
Current Total Retirement Income ChoiceSM Rider Fees (Joint Life) with Highest Combination of Benefits	2.15%

Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider - Single Life Option (annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	2.40%
Base Benefit (Current)	1.65%
Additional Benefits available with the Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider:
Death Benefit	0.25%
Income EnhancementSM Benefit	0.15%
Maximum Total Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider Fees
(Single Life) with Highest Combination of Benefits	2.80%
Current Total Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider Fees
(Single Life) with Highest Combination of Benefits	2.05%

Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	2.40%
Base Benefit (Current)	1.65%
Additional Benefits available with the Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider:
Death Benefit	0.20%
Income EnhancementSM Benefit	0.30%
Maximum Total Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider Fees
(Joint Life) with Highest Combination of Benefits	2.90%
Current Total Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider Fees
(Joint Life) with Highest Combination of Benefits	2.15%

Retirement Income ChoiceSM 1.4 Rider (annual charge - a % of withdrawal base):
Base Benefit Designated Allocation Group A (Maximum)	2.30%
Base Benefit Designated Allocation Group A (Current)	1.55%
Base Benefit Designated Allocation Group B (Maximum)	1.85%
Base Benefit Designated Allocation Group B (Current)	1.10%
Base Benefit Designated Allocation Group C (Maximum)	1.45%
Base Benefit Designated Allocation Group C (Current)	0.70%
Additional Benefits available with the Retirement Income ChoiceSM 1.4 Rider:
Death Benefit (Single Life Option)	0.40%
Death Benefit (Joint Life Option)	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%
Maximum Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	3.15%
Current Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	2.40%

Retirement Income ChoiceSM 1.2 Rider (annual charge - a % of withdrawal base):
Base Benefit Open Allocation Option (Maximum)	2.30%
Base Benefit Open Allocation Option (Current)	1.55%
Base Benefit Designated Allocation Group A (Maximum)	2.30%
Base Benefit Designated Allocation Group A (Current)	1.55%
Base Benefit Designated Allocation Group B (Maximum)	1.85%
Base Benefit Designated Allocation Group B (Current)	1.10%
Base Benefit Designated Allocation Group C (Maximum)	1.45%
Base Benefit Designated Allocation Group C (Current)	0.70%
Additional Benefits available with the Retirement Income ChoiceSM 1.2 Rider:
Death Benefit (Single Life Option)	0.40%
Death Benefit (Joint Life Option)	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%
Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.15%
Current Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	2.40%

Income LinkSM Rider (annual charge a - % of withdrawal base):
Base Benefit (Maximum)	2.00%
Base Benefit (Current)	1.25%

NOTES TO FEE TABLE AND EXPENSE EXAMPLES

Retirement Income ChoiceSM 1.2 Rider – The rider fee percentages in the above Fee Table only apply upon manual upgrade. If you do not elect a manual upgrade, your rider fee will not exceed the maximum fee when the rider was elected or last manually upgraded.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the EXPENSES – LIVING BENEFITS RIDER section in the prospectus:

If you elect the Living Benefits Rider, there is an annual rider fee of 1.25% of the “principal back” total withdrawal base on each rider anniversary before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted even if your policy value exceeds your total withdrawal base.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the EXPENSES – INCOME LINKSM RIDER FEE section in the prospectus:

The Income LinkSM Rider is no longer available. If you previously elected the Income LinkSM Rider, there is an annual rider fee which is currently 1.25% of the withdrawal base which is charged quarterly during the accumulation phase.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the ADDITIONAL FEATURES – GUARANTEED LIFETIME WITHDRAWAL BENEFITS section in the prospectus:

You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Living Benefits Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider. Important aspects of each of these riders are summarized in the “Appendix – Guaranteed Lifetime Withdrawal Benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.

The following benefits are no longer available, but if you have previously elected one of these riders you can still upgrade:

•	Income SelectSM for Life Rider
•	Retirement Income ChoiceSM Rider
•	Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider
•	Retirement Income ChoiceSM 1.4 Rider
•	Retirement Income ChoiceSM 1.2 Rider
•	Income LinkSM Rider

See Rider Grid for additional information on each of these riders.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the ADDITIONAL FEATURES – LIVING BENEFITS RIDER section in the prospectus:

Rider Fee. A rider fee, 1.25% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 1.25% of your policy value if that total withdrawal base is higher than your policy value.

The following hereby amends, and to the extent inconsistent replaces, the ADDITIONAL FEATURES – INCOME LINKSM RIDER section in the prospectus:

Income LinkSM Rider – No Longer Available

The Income LinkSM Rider is no longer available for issue.

The following hereby amends, and to the extent inconsistent replaces, the APPENDIX – GUARANTEED LIFETIME WITHDRAWAL BENEFIT COMPARISON TABLE in the prospectus:

Living Benefits Rider	Income LinkSM Rider (No Longer Available)	Retirement Income MaxSM Rider	Retirement Income ChoiceSM 1.6 Rider
Current Charges: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charges: 1.25% annually (single life and joint life) of withdrawal base deducted on each rider quarter.	Current Charges: 1.25% annually (single life and joint life) of withdrawal base deducted on each rider quarter.

Current Charge:

(1) for Base Benefit only—0.70% to 1.55% annually (single and joint life) of withdrawal base deducted on each rider quarter;

(2) with Death Benefit Option—0.40% (single life) or 0.35% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee;

(3) with Income EnhancementSM Option—0.30% (single life) or 0.50% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.

The following hereby amends, and to the extent inconsistent replaces, the APPENDIX – RIDER GRID VARIATIONS in the prospectus:

Rider Name	Living Benefit Rider 2004[3]	Income SelectSM For LifeSM3	Retirement Income ChoiceSM3
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)
Base Benefit and Optional Fees at issue	Percentage of “Principal Back” TWB -0.90% (5/1/2009 -11/3/13) Percentage of “Principal Back” TWB – 0.60% (prior to 5/1/2009)

Percentage of the TWB. Additional option fees would be added to the base.

Single Life

(5/1/07 – 11/3/13)

Base Fee                            0.40%

Growth Benefit Fee          0.25%

DB Fee                              0.25%

IE Benefit Fee                 0.15%

    (prior to 5/1/07)

Base Fee                            0.40%

Growth Benefit Fee          0.25%

DB Fee                             0.25%

IE Benefit Fee                 0.10%

Joint Life

(5/1/07 – 11/3/13)

Base Fee                           0.60%

Growth Benefit Fee         0.50%

DB Fee                            0.20%

IE Benefit Fee                0.30%

(prior to 5/1/07)

Base Fee                            0.60%

Growth Benefit Fee          0.50%

DB Fee                              0.20%

IE Benefit Fee                  0.20%

Percentage of WB. Additional option fees would be added to the base.

Single Life

(prior to 11/4/13)

Base Fee                         0.60%

DB Fee                           0.25%

IE Benefit Fee               0.15%

Joint Life

(prior to 11/4/13)

Base Fee                       0.90%

DB Fee                          0.20%

IE Benefit Fee              0.30%

Rider Name	Retirement Income ChoiceSM with Double Withdrawal Base Benefit[3]	Retirement Income ChoiceSM 1.4[3]	Retirement Income ChoiceSM 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Base Benefit and Optional Fees at issue

Percentage of WB. Additional option fees would be added to the base.

Single Life

(1/19/09 – 11/3/13)

Base Fee                         0.90%

DB Fee                           0.25%

IE Benefit Fee                0.15%

(11/10/08 - 1/18/09)

Base Fee                         0.75%

DB Fee                           0.25%

IE Benefit Fee                0.15%

Joint Life

(1/19/09 – 11/3/13)

Base Fee                         0.90%

DB Fee                           0.20%

IE Benefit Fee                0.30%

(11/10/08 - 1/18/09)

Base Fee                         0.75%

DB Fee                           0.20%

IE Benefit Fee                0.30%

Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.

Base Benefit Fees

(2/21/11 - 11/3/13):

Group A                      1.40%

Group B                      1.00%

Group C                      0.45%

Additional option fees would be added to the base and are as follows:

DB Single Life             0.25%

DB Joint Life              0.20%

IE Single Life              0.15%

IE Joint Life               0.30%

Base Benefit Fees

(9/21/09 - 2/20/11):

Group A                       1.25%

Group B                       0.90%

Group C                       0.40%

Additional option fees would be added to the base and are as follows:

DB Single Life              0.25%

DB Joint Life               0.20%

IE Single Life               0.15%

IE Joint Life                0.30%

Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.

Base Benefit Fees

(12/12/11 – 11/3/13):

OAM Option              1.25%

Group A                      1.55%

Group B                      1.10%

Group C                      0.70%

Additional option fees would be added to the base and are as follows:

DB Single Life             0.25%

DB Joint Life              0.20%

IE Single Life              0.30%

IE Joint Life               0.50%

Base Benefit Fees

(2/21/11 – 12/11/11):

OAM Option               1.20%

Group A                       1.40%

Group B                       1.00%

Group C                       0.45%

Additional option fees would be added to the base and are as follows:

DB Single Life             0.25%

DB Joint Life              0.20%

IE Single Life              0.15%

IE Joint Life               0.30%

Base Benefit Fees

(5/1/09 - 2/20/11):

OAM Option               1.10%

Group A                       1.25%

Group B                       0.90%

Group C                       0.40%

Additional option fees would be added to the base and are as follows:

DB Single Life             0.25%

DB Joint Life              0.20%

IE Single Life              0.15%

IE Joint Life               0.30%

PART C OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

(1)	(a)	Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing establishment of the Separate Account. Note 1

	(b)	Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing the consolidation of the Separate Account. Note 32

	(2)	Not Applicable.

(3)	(a)	Amended and restated Principal Underwriting Agreement by and between Transamerica Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and Transamerica Capital, Inc. Note 30

	(b)	Form of Broker/Dealer and Sales Agreement. Note 1

(4)	(a)	Form of Policy. Note 2

	(b)	Form of Death Benefit Rider (Return of Premium). Note 3

	(c)	Form of Death Benefit Rider (Annual Step-Up). Note 4

	(d)	Form of Policy Endorsement (Initial Payment Guarantee). Note 5

	(g)	Form of Policy Rider (Additional Death Distribution). Note 5

	(f)	Form of Policy Rider (Additional Death Distribution +). Note 6

	(g)	Form of Policy Rider (GPS). Note 6

	(h)	Form of Policy Rider (5 for Life). Note 6

	(i)	Form of Policy Rider (5 for Life with Growth – without Death Benefit). Note 7

	(j)	Form of Policy Rider (5 for Life with Growth – with Death Benefit). Note 7

	(k)	Form of Policy Rider (Income Select for Life). Note 8

	(l)	Form of Policy Rider (Access Rider). Note 8

	(m)	Form of Policy Rider (Double Enhanced). Note 9

	(n)	Form of Policy Rider (Retirement Income Choice). Note 9

	(o)	Form of Policy Rider (Fund Facilitation Fee). Note 10

	(p)	Form of Policy Rider (Retirement Income Choice – Double Withdrawal Base Benefit). Note 10

	(q)	Form of Policy Rider (Retirement Income Choice 1.2). Note 11

	(r)	Form of Policy Rider (Retirement Income Choice 1.4). Note 12

	(s)	Form of Policy Rider (Income Link). Note 13

	(t)	Form of Policy Rider (RIM). Note 14

	(u)	Form of Policy Rider (Retirement Income Choice 1.6). Note 30

	(v)	Form of Policy. Note 30

(5)	(a)	Form of Application. Note 8

	(b)	Form of Application. Note 30

(6)	(a)	Articles of Incorporation of Transamerica Life Insurance Company. Note 15

	(b)	By-Laws of Transamerica Life Insurance Company. Note 15

(7)	(a)	Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International Re (Bermuda) Ltd. dated December 31, 2001. Note 16

	(b)	Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 30, 2008. Note 11

	(b)	(1) Amendment No. 1 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 30, 2008. Note 17

	(b)	(2) Amendment No. 2 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 29, 2009. Note 17

	(b)	(3) Amendment No. 3 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated May 27, 2010. Note 17

(8)	(a)	Participation Agreement (AIM/INVESCO). Note 18

	(a)(1)	Amendment No. 9 to Participation Agreement (AIM/INVESCO). Note 19

	(a)(2)	Amendment No.12 to Participation Agreement (AIM/INVESCO). Note 30

	(a)(3)	Amendment No. 18 to Participation Agreement (AIM/INVESCO). Note 30

	(a)(4)	Amendment No. 19 to Participation Agreement (AIM/INVESCO). Note 13

	(a)(5)	Amendment No. 20 to Participation Agreement (AIM/INVESCO). Note 17

	(a)(6)	Amendment No. 21 to Participation Agreement (AIM/INVESCO). Note 20

	(a)(7)	Amendment No. 22 to Participation Agreement (AIM/INVESCO). Note 35

(8)	(b)	Participation Agreement (AllianceBernstein). Note 21

	(b)(1)	Amendment No. 1 to Participation Agreement (AllianceBernstein). Note 22

	(b)(2)	Amendment No. 5 to Participation Agreement (AllianceBernstein). Note 23

	(b)(3)	Amendment No. 11 to Participation Agreement (AllianceBernstein). Note 24

(8)	(c)	Participation Agreement (American Funds). Note 25

	(c)(1)	Amendment No. 2 to Participation Agreement (American Funds). Note 25

	(c)(2)	Amendment No. 6 to Participation Agreement (American Funds). Note 1

(8)	(d)	Participation Agreement (Fidelity). Note 26

	(d)(1)	Amendment No. 7 to Participation Agreement (Fidelity). Note 27

	(d)(2)	Summary Prospectus Agreement (Fidelity). Note 1

	(d)(3)	Amendment No. 8 to Participation Agreement (Fidelity). Note 31

(8)	(e)	Participation Agreement (Franklin). Note 11

	(e)(1)	Amendment No. 2 to Participation Agreement (Franklin). Note 30

	(e)(2)	Amendment No. 4 to Participation Agreement (Franklin). Note 17

	(e)(3)	Amendment No. 5 to Participation Agreement (Franklin). Note 29

	(e)(4)	Amendment to Participation Agreement (Franklin). Note 30

	(e)(5)	Amendment to Participation Agreement January 15, 2013 (Franklin). Note 30

	(e)(6)	Amendment No. 8 to Participation Agreement (Franklin). Note 31

	(e)(7)	Amendment No. 9 to Amended and Restated Participation Agreement (Franklin). Note 35

(8)	(f)	Participation Agreement (GE). Note 26

	(f)(1)	Amendment No. 1 to Participation Agreement (GE). Note 22

	(f)(2)	Amendment No. 2 to Participation Agreement (GE). Note 31

(8)	(g)	Participation Agreement (Janus). Note 21

	(g)(1)	Amendment No. 2 to Participation Agreement (Janus). Note 29

	(g)(2)	Amendment No. 3 to Participation Agreement (Janus). Note 30

	(g)(3)	Amendment No. 12 to Participation Agreement (Janus). Note 17

	(g)(4)	Amendment No. 13 to Participation Agreement (Janus). Note 28

(8)	(h)	Participation Agreement (MFS). Note 30

(8)	(i)	Participation Agreement (TST). Note 30

	(i)(1)	Amendment No. 1 to Participation Agreement (TST). Note 31

	(i)(2)	Amended Schedule A to Participation Agreement dated September 18, 2013 (TST). Note 34

(9)		Opinion and Consent of Counsel. Note 30

(10)		Consent of Independent Registered Public Accounting Firm. Note 30

(11)		Not applicable.

(12)		Not applicable.

(13)		Powers of Attorney. (Brenda K. Clancy, Craig D. Vermie, Arthur C. Schneider, C. Michiel van Katwijk, Eric J. Martin, Mark W. Mullin) Note 33

Note 1.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-185573) filed on December 20, 2012.

Note 2.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-109580) filed on December 30, 2003.

Note 3.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-110049) filed on October 29, 2003.

Note 4.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-131987) filed on February 22, 2006.

Note 5.	Incorporated herein by reference to Post-Effective Amendment No. 7 to form N-4 Registration Statement (File No. 333-83957) filed on April 27, 2001.

Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 19 to form N-4 Registration Statement (File No. 333-83957) filed on April 27, 2005.

Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 39 to form N-4 Registration Statement (File No. 33-33085) filed on December 12, 2005.

Note 8.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-131987) filed on July 19, 2006.

Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 22 to form N-4 Registration Statement (File No. 333-83957) filed on September 21, 2007.

Note 10.	Incorporated herein by reference to Post-Effective Amendment No. 5 to form N-4 Registration Statement (File No. 333-131987) filed on August 14, 2008.

Note 11.	Incorporated herein by reference to Post-Effective Amendment No. 26 to form N-4 Registration Statement (File No. 333-83957) filed on April 30, 2009.

Note 12.	Incorporated herein by reference to Post-Effective Amendment No. 9 to form N-4 Registration Statement (File No. 333-142762) filed on August 31, 2009.

Note 13.	Incorporated herein by reference to Post-Effective Amendment No. 30 to form N-4 Registration Statement (File No. 333-83957) filed on August 6, 2010.

Note 14.	Incorporated herein by reference to Post-Effective Amendment No. 32 to form N-4 Registration Statement (File No. 333-83957) filed on April 28, 2011.

Note 15.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-169445) filed on September 17, 2010.

Note 16.	Incorporated herein by reference to Amendment No. 2 to form N-4 Registration Statement (File No. 333-109580) dated January 7, 2005.

Note 17.	Incorporated herein by reference to Post-Effective Amendment No. 31 to form N-4 Registration Statement (File No. 333-83957) filed on February 15, 2011.

Note 18.	Incorporated herein by reference to Post Effective Amendment No. 5 to form N-4 Registration Statement (File No. 333-7509) filed on July 16, 1998.

Note 19	Incorporated herein by reference to Post-Effective Amendment No. 3 to form N-4 Registration Statement (File No. 333-98891) on April 29, 2003.

Note 20.	Incorporated herein by reference to Post-Effective Amendment No. 52 to Form N-4 Registration Statement (File No. 033-33085) filed on October 7, 2011.

Note 21.	Incorporated herein by reference to Post-Effective Amendment No. 3 to form N-4 Registration Statement (File No. 333-26209) filed on April 28, 2000.

Note 22.	Incorporated herein by reference to Post-Effective Amendment No. 11 to form N-4 Registration Statement (File No. 333-7509) filed on January 18, 2002.

Note 23.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-125817) filed on August 29, 2005.

Note 24.	Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 333-125817) filed on October 7, 2011.

Note 25.	Incorporated herein by reference to Post-Effective Amendment No. 47 to Form N-4 Registration Statement (File No. 33-33085) filed on November 19, 2009.

Note 26.	Incorporated herein by reference to Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-125817) filed on April 27, 2006.

Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 26 to form N-4 Registration Statement (File No. 333-125817) filed on September 10, 2012.

Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 34 to form N-4 Registration Statement (File No. 333-83957) filed on April 17, 2012.

Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 4 to form N-4 Registration Statement (File No. 333-83957) filed on October 3, 2000.

Note 30.	Filed with Initial Filing to Form N-4 Registration Statement (File No. 333-187913) filed on April 15, 2013.

Note 31.	Incorporated herein by reference to Post-Effective Amendment No. 59 to Form N-4 Registration Statement (File No. 33-33085) filed on August 16, 2013.

Note 32.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-190757) filed on August 21, 2013.

Note 33.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-189435) filed on September 11, 2013.

Note 34.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189435) filed on October 2, 2013.

Note 35.	Incorporated herein by reference to Post-Effective Amendment No. 61 to Form N-4 Registration Statement (File No. 33-33085) filed on October 17, 2013.

Item 25.	Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and President

Mark W. Mullin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Chairman of the Board

C. Michiel van Katwijk 100 Light Street Baltimore, MD 21202	Director, Senior Vice President and Chief Financial Officer

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President, Secretary and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President and Chief Tax Officer

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Senior Vice President and Corporate Controller

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada ULC	Canada	AEGON Canada Holding B.V. owns 174,588,712 shares of Common Stock; 1,500 shares of Series II Preferred stock; 2 shares of Series III Preferred stock. TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B -Series I Preferred stock.	Holding company

AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor

AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans

AEGON Core Mortgage Fund, LP	Delaware	Partners: AEGON USA Realty Advisors, LLC (99%); AEGON-CMF GP, LLC (1%)	Investment in mortgages

AEGON Direct & Affinity Marketing Services Australia Pty Limited	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct & Affinity Marketing Services Co., Ltd.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct & Affinity Marketing Services Limited	Hong Kong	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct & Affinity Marketing Services (Thailand) Limited	Thailand	97% Transamerica International Direct Marketing Consultants, LLC; remaining 3% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government.

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (86.0457%) ; Monumental Life Insurance Company (13.9543%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies.

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% member; Cupples State LIHTC Investors, LLC - 1% member; TAH Pentagon Funds, LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	affordable housing

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	Partners: Transamerica Affordable Housing - 0.05% General Partner; non-AEGON affiliate, Jamboree Housing Corporation - 0.05% Managing General Partner; Transamerica Life Insurance Company - 67% Limited Partner; Monumental Life Insurance Company - 32% Limited Partner	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services

Bay Area Community Investments I, LP	California	Partners: 69.995% Transamerica Life Insurance Company; 29.995% Monumental Life Insurance Company; 0.01% Transamerica Affordable Housing, Inc.	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Life Insurance Company	Canada	100% Transamerica Life Canada	Insurance company

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose

Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark Consulting, LLC	Insurance agency

Clark, LLC	Delaware	Sole Member - Diversified Retirement Corporation	Holding company

Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGONUSA, LLC	Holding company

Consumer Membership Services Canada Inc.	Canada	100% AEGON Canada ULC	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Company	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments

Diversified Investment Advisors, Inc.	Delaware	100% Diversified Retirement Corporation	Investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Erfahrungsschatz GmbH	Germany	100% Cornerstone International Holdings, Ltd.	Marketing/membership

FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production

FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production

FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Fong LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Real estate investments

Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments

Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non-affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.3%) and Principal Life Insurance Company (31.49%)	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable Housing I LLC (1%)	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Brank and Trust Company (18.1714%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXVIII, LLC	Delaware	Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)	Real estate investments

Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments

Garnet LIHTC Fund XXX, LLC	Delaware	Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments

Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable Housing I, LLC (1%)	Investments

Garnet LIHTC Fund XXXII, LLC	Delaware	Members: Garnet Community Investment XXXII, LLC (0.01%); non-affiliates of AEGON: New York Life Insurance Company (50.38%); New York Life Insurance Annuity Corporation (49.61%)	Investments

Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments

Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments

Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments

Garnet LIHTC Fund XXXVI, LLC	Delaware	Sole Member - Garnet Community Investments XXXVI, LLC	Investments

Garnet LIHTC Fund XXXVII, LLC	Delaware	Sole Member - Garnet Community Investments XXXIII, LLC	Investments

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Hadley Apartments, LLC	Massachusetts	Members: Garnet LIHTC Fund XV, LLC (99.99% investor member); Transamerica Affordable Housing, Inc. (non-owner manager); Main South Community Development Corporation , a non-affiliate of AEGON (.01% special member)	affordable housing

Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Imani Fe, LP	California	Partners: Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable Housing, Inc. (non-owner manager); non-affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); Central Valley Coalition for Affordable Housing (.0033% co-managing general partner); Grant Housing and Economic Development Corporation (.0033% managing partner)	affordable housing

Intersecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Interstate North Office Park GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Interstate North Office Park, LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Interstate North Office Park Owner, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments

Interstate North Office Park (Land) GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Interstate North Office Park (Land) LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Company	Leases business equipment

IWA Commercial Venture, LLC	Georgia	Members: Investors Warranty of America, Inc. (99.9%); non-AEGON affiliate, Rooker/Commerce 962, LLC	Maintain property tax abatement

LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments

Legacy General Insurance Company	Canada	100% AEGON Canada ULC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Life Investors Alliance LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Company	Trust company

McDonald Corporate Tax Credit Fund IV Limited Partnership	Delaware	Partners: Monumental Life Insurance Company - 99.9% General Partner; TAH-McD IV, LLC - 0.10% General Partner	Tax credit fund

MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Company	Provides financial counseling for employees and agents of affiliated companies

Monumental Financial Services, Inc.	Maryland	100% AEGON USA, LLC	DBA in the State of West Viriginia for United Financial Services, Inc.

Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator

Monumental Life Insurance Company	Iowa	87.72% Commonwealth General Corporation; 12.28% AEGON USA, LLC	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance

Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Primus Guaranty, Ltd.	Bermuda

Partners are: Transamerica Life

Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.

Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.96%); Monumental Life Insurance Company (6.30%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Selient Inc.	Canada	100% AEGON Canada ULC	Application service provider providing loan origination platforms to Canadian credit unions.

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Dormant

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

TAHP Fund I, LLC	Delaware	Sole Member - Monumental Life Insurance Company	Real estate investments

TAHP Fund II, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit

TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estatement investments

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

THH Acquisitions, LLC	Iowa	Sole Member - Investors Waranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.

TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company

Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Tradition Irrigation Company, LLC	Florida	Sole Member-PSL Acquisitions Operating, LLC	Irrigation company

Tradition Land Company, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Aquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed read estate.

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

Transamerica Advisors Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding Company	Special purpose subsidiary

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Company	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Consultants Private Limited	India	99.95% AEGON DMS Holding B.V.; non-AEGON affiliate, Keshav Sunderraj owns .05%	Marketing consultant

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - will primarily write fixed universal life and term insurance

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Monumental Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% Monumental Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments

Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	To provide education and information regarding retirement and economic issues.

Transamerica Retirement Solutions Corporation	Delaware	100% AUSA Holding Company	Retirement Plan Services

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.

Transamerica Travel and Conference Services, LLC	Iowa	100% Money Services, Inc.	Travel and conference services

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits, LLC	Iowa	100% AUSA Holding Company	Third party administrator

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

Yarra Rapids, LLC	Delaware	Yarra Rapids Management, LLC is the non-owner Manager	Real estate investments

Yarra Rapids Management, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Company organized for the intention of real estate investments but no business at this time

Zahorik Company, Inc.	California	100% AUSA Holding Company	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (82.35%); Monumental Life Insurance Company (16.16%); Transamerica Financial Life Insurance Company (1.49%) Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27.	Number of Contract Owners

As of July 31, 2013, there were 25,462 Contract owners.

Item 28.	Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA QQ, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account
VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., Transamerica Partners Funds Group, Transamerica Partners Funds Group II, Transamerica Partners Portfolios, and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Thomas A. Swank	(1)	Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

David W. Hopewell	(1)	Director

David R. Paulsen	(2)	Director, Chief Executive Officer and Chief Sales Officer

Blake S. Bostwick	(2)	Chief Marketing Officer and Chief Operations Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Vice President

Elizabeth Belanger	(4)	Assistant Vice President

Margaret A. Cullem-Fiore	(5)	Assistant Vice President

Dennis P. Gallagher	(5)	Assistant Vice President

Christy Post-Rissin	(5)	Assistant Vice President

Brenda L. Smith	(5)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Lisa Wachendorf	(1)	Assistant Vice President

Arthur D. Woods	(5)	Assistant Vice President

Carrie N. Powicki	(2)	Secretary

Karen R. Wright	(3)	Treasurer

Karen D. Heburn	(5)	Vice President

Wesley J. Hodgson	(2)	Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	100 Light Street, Floor B1, Baltimore, MD 21202
(4)	440 Mamaroneck Avenue, Harrison, NY 10528
(5)	570 Carillon Parkway, St. Petersburg, FL 33716

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$57,215,460	0	0	0

(1)	Fiscal Year 2012

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Life Insurance Company at the address or phone number listed in the Prospectus.

(d)	Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 25th day of October, 2013.

SEPARATE ACCOUNT VA B

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

	Director and Chairman of the Board	, 2013
Mark W. Mullin*

	Director, Senior Vice President, Secretary and General Counsel	, 2013
Craig D. Vermie*

	Director, Chief Tax Officer and Senior Vice President	, 2013
Arthur C. Schneider*

	Senior Vice President and Corporate Controller	, 2013
Eric J. Martin*

	Director and President	, 2013
Brenda K. Clancy*

	Director, Senior Vice President and Chief Financial Officer	, 2013
C. Michiel van Katwijk*

/s/ Darin D. Smith Darin D. Smith	Assistant Secretary and Managing Assistant General Counsel	October 25, 2013

*	By: Darin D. Smith – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.